Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 36,325	$ 71,674
Accounts receivable, less allowance for credit losses of $1,387 and $1,240, respectively	51,390	47,341
Inventory	185,040	133,928
Prepaids and other current assets	18,962	5,037
Total Current Assets	291,717	257,980
Property, plant, and equipment, net	51,495	43,729
Goodwill	411,383	359,099
Other intangibles assets, net	438,461	404,522
Total Assets	1,193,056	1,065,330
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	45,708	34,601
Accrued interest	3,359	6,588
Accrued liabilities	34,853	26,092
Acquisition contingent consideration payable	0	9,200
Current portion of long-term debt	7,875	5,528
Total current liabilities	91,795	82,009
Long-term debt, net of current portion	637,673	649,458
Long-term debt due to related party	0	20,000
Warrant liability	61,293
Earn-out liability	26,596
Deferred taxes	70,045	71,336
Other noncurrent liabilities	1,167	2,146
Total Liabilities	888,569	824,949
Commitments and contingencies (Refer to Note 17 - Commitments and Contingencies)
Stockholders' equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized, none issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock, $0.0001 par value, 550,000,000 shares authorized, 115,807,337 and 67,673,884 shares issued and outstanding as of December 31, 2021 and 2020, respectively	12	7
Additional paid-in capital	329,705	238,883
Accumulated other comprehensive loss	(256)	(674)
Retained earnings (accumulated deficit)	(24,974)	2,165
Total stockholders' equity	304,487	240,381
Total liabilities and stockholders' equity	$ 1,193,056	$ 1,065,330